Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER CAPITAL FUNDS (DELAWARE)
Central Index Key	dei_EntityCentralIndexKey	0000019532
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Schroder International Alpha Fund (Prospectus Summary) | Schroder International Alpha Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCVEX
Schroder International Alpha Fund (Prospectus Summary) | Schroder International Alpha Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIEX
Schroder U.S. Opportunities Fund (Prospectus Summary) | Schroder U.S. Opportunities Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUVX
Schroder U.S. Opportunities Fund (Prospectus Summary) | Schroder U.S. Opportunities Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUIX